Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Summary of inventories
A summary of our inventories is as follows:

(amounts in millions)	December 31, 2016	December 31, 2015
Materials and supplies	$182	$178
Coal (1)	238	350
Fuel oil (1)	17	17
Emissions allowances (2)	8	51
Other	—	1
Total	$445	$597
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(1)
At December 31, 2016, approximately $44 million and $12 million of the coal and fuel oil inventory, respectively, are part of an inventory financing agreement. At December 31, 2015, approximately $44 million and $16 million of the coal and fuel oil inventory, respectively, were part of an inventory financing agreement. Please read Note 14—Debt—Brayton Point Inventory Financing for further discussion.

(2)
At December 31, 2016 and December 31, 2015, a portion of this inventory was held as collateral by one of our counterparties as part of an inventory financing agreement. Please read Note 14—Debt—Emissions Repurchase Agreements for further discussion.